Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2014
Cash And Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

	March 31, 2014	March 31, 2013
	US$	US$
Cash on hand and at banks	15,942,867	24,551,490
Money market funds	6,877,433	7,833,886

Total cash and cash equivalents	22,820,300	32,385,376